SHAREHOLDERS' DEFICIT - Preferred stock (Details) - $ / shares	Sep. 30, 2026	Dec. 31, 2025
Shareholders' Deficit [Abstract]
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding